14. CONCESSION FINANCIAL AND SECTOR ASSETS AND LIABILITIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 02, 2019 [1]	Dec. 31, 2018
Financial assets of the concession
Assets	R$ 4,058,000
Current assets	258,000
Non-current assets	3,799,000
Current liabilities	231,000
Non-current liabilities
Restated [member]
Financial assets of the concession
Assets		R$ 4,650,000			R$ 4,702,000
Current assets		891,000	[1]	R$ 890,000	890,000
Non-current assets		3,759,000	[1]	R$ 3,812,000	3,812,000
Current liabilities
Non-current liabilities
Assets related to infrastructure [member]
Financial assets of the concession
Assets	3,924,000
Assets related to infrastructure [member] | Restated [member]
Financial assets of the concession
Assets	3,924,000	3,768,000			3,621,000
Energy distribution concession [member] | Assets related to infrastructure [member]
Financial assets of the concession
Assets	530,000
Energy distribution concession [member] | Assets related to infrastructure [member] | Restated [member]
Financial assets of the concession
Assets		460,000			396,000
Gas distribution concession [member] | Assets related to infrastructure [member]
Financial assets of the concession
Assets	29,000
Gas distribution concession [member] | Assets related to infrastructure [member] | Restated [member]
Financial assets of the concession
Assets		24,000
Generation receivable [member] | Assets related to infrastructure [member]
Financial assets of the concession
Assets	816,000
Generation receivable [member] | Assets related to infrastructure [member] | Restated [member]
Financial assets of the concession
Assets		816,000			816,000
Concession grant fee [member] | Assets related to infrastructure [member]
Financial assets of the concession
Assets	2,549,000
Concession grant fee [member] | Assets related to infrastructure [member] | Restated [member]
Financial assets of the concession
Assets		2,468,000			2,409
Cva and other financial components in tariff adjustments [member] | Assets related to infrastructure [member]
Financial assets of the concession
Assets	133,000
Cva and other financial components in tariff adjustments [member] | Assets related to infrastructure [member] | Restated [member]
Financial assets of the concession
Assets		882,000
Cva and other financial components in tariff adjustments [member] | Liabilities related to infrastructure [member]
Financial assets of the concession
Current liabilities	R$ 231,000
Cva and other financial components in tariff adjustments [member] | Liabilities related to infrastructure [member] | Restated [member]
Financial assets of the concession
Assets					R$ 1,081,000
Current liabilities

[1]	For further details of restatement of comparative balances, see Note 2.8